Document And Entity Information	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	Exicure, Inc.
Entity Central Index Key	0001698530
Entity Emerging Growth Company	false
Entity File Number	001-39011
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5333008
Entity Address, Address Line One	103 Foulk Road #202
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	847
Local Phone Number	673-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XCUR
Security Exchange Name	NASDAQ